Property and equipment (Details Narrative) - USD ($)	3 Months Ended			9 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 35,540	$ 11,425	$ 10,417	$ 61,374	$ 23,403	$ 5,675	$ 34,828	$ 26,035	$ 8,090
Research and Development Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets	$ 39,116			$ 39,116